Earnings per Unit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Earnings Per Unit
The following table sets forth the computation of basic and diluted earnings per unit (
in thousands, except per unit amounts
):

	Three Months Ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Basic and diluted earnings per unit:
Net loss	$(336)	$(4,101)	$(6,062)	$(12,099)
Undeclared dividends on nonredeemable preferred units	(145)	(145)	(290)	(290)

	(481)	(4,246)	(6,352)	(12,389)
Weighted average common units outstanding:	85,565	85,565	85,565	85,565

Basic and diluted earnings per unit	$(0.01)	$(0.05)	$(0.07)	$(0.14)

The following table sets forth the computation of basic and diluted earnings per unit (in thousands, except per unit amounts).

	Year Ended December 31,
	2020	2019	2018
Basic and diluted earnings per unit:
Net loss	$(24,663)	$(22,439)	$(25,377)
Undeclared dividends on nonredeemable preferred units	(578)	(578)	(578)
Redeemable Preferred Unit accretion	(219,257)	—	—

	(244,498)	(23,017)	(25,955)
Weighted average common units outstanding:	85,564,605	85,564,605	85,564,605

Basic and diluted earnings per unit	$(2.86)	$(0.27)	$(0.30)

Summary of the Securities Excluded from the Weighted-Average Units for Diluted Earnings Per Unit
The following table details the securities that have been excluded from the calculation of weighted-average units for diluted earnings per unit as they were anti-dilutive.

	Three Months Ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Anti-dilutive units:
Class A preferred units	7,906,980	7,906,980	7,906,980	7,906,980
Class A-1 preferred units	7,822,681	7,822,681	7,822,681	7,822,681
Class B preferred units	40,499,299	40,499,299	40,499,299	40,499,299
Class C preferred units	18,586,623	18,586,623	18,586,623	18,586,623
Profits interest units	30,732,995	30,102,751	30,732,995	30,102,751

The following table details the securities that have been excluded from the calculation of weighted-average units for diluted earnings per unit as they were anti-dilutive.

	Year Ended December 31,
	2020	2 019	2018
Anti-dilutive units:
Class A preferred units	7,906,980	7,906,980	7,906,980
Class A-1 preferred units	7,822,681	7,822,681	7,822,681
Class B preferred units	40,499,299	40,499,299	40,499,299
Class C preferred units	18,586,623	18,586,623	18,586,623
Profits interest units	30,732,995	28,452,751	25,963,448